LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Supplement dated July 12, 2018 to the Prospectus of the Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Fund”), dated April 1, 2018, as may be revised and supplemented from time to time.

Effective July 12, 2018, Michael L. Klawitter has joined the portfolio management team of the Fund.

Effective July 12, 2018, the information under the subsection “Portfolio Managers” in the section “Management” in the Fund’s Fund Summary is revised to include the following:

Michael L. Klawitter, CFA®, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2018.

Effective July 12, 2018, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Michael L. Klawitter, CFA® – Michael L. Klawitter has served as a co-portfolio manager of the Loomis Sayles Senior Floating Rate and Fixed Income Fund since 2018. Mr. Klawitter, Vice President of Loomis Sayles, began his investment career in 1997 and joined Loomis Sayles in 2000. He earned an undergraduate degree in philosophy from the University at Buffalo and an MS in finance from Boston College. Mr. Klawitter holds the designation of Chartered Financial Analyst® and has over 21 years of investment experience.

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Supplement dated July 12, 2018 to the Statement of Additional Information of the Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Fund”), dated April 1, 2018, as may be revised and supplemented from time to time.

Effective July 12, 2018, Michael L. Klawitter has joined the portfolio management team of the Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of June 30, 2018, Michael L. Klawitter managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by Mr. Klawitter:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Michael L. Klawitter	0	$0	0	$0	9	$5.84 billion	0	$0	2	$828.2 million	0	$0

Portfolio Managers’ Ownership of Fund Shares

Michael L. Klawitter**	Senior Floating Rate and Fixed Income Fund	F

**	As of June 30, 2018